Supplemental Financial Information and Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2012
Consolidated Statements of Comprehensive Income/(Loss)
Schedule of Supplemental Financial Information

$ in millions	At June 30, 2012	At December 31, 2011
	Successor
Accounts receivable, net:
Unbilled revenue	$71.5	$72.4
Customer receivables	108.2	113.2
Amounts due from partners in jointly-owned plants	20.4	29.2
Coal sales	3.1	1.0
Other	5.9	4.4
Provision for uncollectible accounts	(1.0)	(1.1)
Total accounts receivable, net	$208.1	$219.1

Inventories, at average cost:
Fuel and limestone	$85.0	$84.2
Plant materials and supplies	40.0	39.8
Other	2.0	1.8
Total inventories, at average cost	$127.0	$125.8

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Accumulated Other Comprehensive Income (Loss)

AOCI is included on our balance sheets within the Common shareholder's equity sections. The following table provides the components that constitute the balance sheet amounts in AOCI at June 30, 2012 and December 31, 2011:

$ in millions	At June 30, 2012	At December 31, 2011
	Successor

Financial instruments, net of tax	$0.3	$-
Cash flow hedges, net of tax	(7.1)	(0.5)
Pension and postretirement benefits, net of tax	-	0.1
Total	$(6.8)	$(0.4)